Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam ETF Trust
Entity Central Index Key	0001845809
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Putnam PanAgora ESG International Equity ETF
Shareholder Report [Line Items]
Fund Name	Putnam PanAgora ESG International Equity ETF
Class Name	Putnam PanAgora ESG International Equity ETF
Trading Symbol	PPIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam PanAgora ESG International Equity ETF for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam PanAgora ESG International Equity ETF	$53	0.49%
[1]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Putnam PanAgora ESG International Equity ETF returned 17.87%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 12.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The alpha model performed well over the period, with strong performance from companies ranked in the Fund’s top alpha deciles.
↑	Market intelligence factor composite, as all factors outperformed.
↑
Among regions, Japan was the top contributor. Within the country, an overweight position in Sony Group Corp contributed the most. The tech and entertainment company’s stock rose, driven by strong PlayStation 5 sales, growth in music streaming, and strategic acquisitions of companies such as Bungie and Crunchyroll. Sony was held overweight due to its high scores in social and growth factors.

↑
Among sectors, Financials was the top contributor. An overweight position in Swiss Re, a Swiss reinsurer, was the top performer in financials and the portfolio as a whole. It was held overweight due to its high scores in growth, social, and momentum factors. The company saw its stock increase due to strong earnings and a positive outlook.

Top detractors from performance:
↓	Management & governance factor composite detracted from performance.
↓
Denmark was the top detractor among countries. An overweight in Novo Nordisk, a pharmaceutical company, was the top laggard in the country. It was held overweight due to its high factor scores in social, growth, and environmental. The decline of its stock was driven by falling sales of Wegovy (a critical product for Novo Nordisk), rising competition, and compounded GLP-1 alternatives. The company also cut its 2025 sales and profit growth forecasts.

↓
Among sectors, health care was the top detractor. Roche Holding, a Swiss healthcare company (not held in the Fund) was one of the top laggards in the sector. Roche’s stock rose due to strong 2024 sales driven by high-performing drugs such as Ocrevus and Vabysmo. The company announced a major manufacturing investment, expanded into obesity treatments via its Carmot acquisition, and issued a strong 2025 growth outlook. The Fund still does not hold a position in Roche Holding due to its poor scores in social, quality and environmental factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	Since Inception (1/19/2023)
Putnam PanAgora ESG International Equity ETF (NAV)	17.87	14.21
MSCI All Country World ex-U.S. Index-NR	11.93	10.15
MSCI EAFE Index-NR	12.57	11.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 234,372,985
Holdings Count | $ / shares	102	[2]
Advisory Fees Paid, Amount	$ 996,676
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$234,372,985
Total Number of Portfolio Holdings*	102
Total Management Fee Paid (based on a unitary fee)	$996,676
Portfolio Turnover Rate	66%
[2]
Holdings [Text Block]		[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, became an indirect, wholly-owned subsidiary of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PanAgora Asset Management, Inc., your Fund’s sub-advisor. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Includes derivatives, if applicable.

[3]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.